ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

February 29, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.1%

Communication Services — 9.6%
Alphabet, Cl A(A) *	70,337	$9,738,861
Comcast, Cl A	106,231	4,551,998
Meta Platforms, Cl A(A)	25,150	12,326,770
Netflix*	8,747	5,273,741
T-Mobile US	30,549	4,988,652
		36,880,022
Consumer Discretionary — 10.9%
Amazon.com(A) *	62,335	11,018,334
Booking Holdings*	1,395	4,839,018
General Motors	127,712	5,233,638
Home Depot	13,787	5,247,470
Lowe's(A)	22,541	5,424,943
McDonald's(A)	16,654	4,867,631
Tesla*	26,285	5,306,416
		41,937,450
Consumer Staples — 19.2%
Altria Group(A)	237,985	9,735,966
Coca-Cola(A)	162,820	9,772,456
Colgate-Palmolive(A)	115,290	9,974,891
Costco Wholesale	7,047	5,242,193
Kraft Heinz(A)	262,943	9,276,629
Mondelez International, Cl A	64,857	4,739,101
PepsiCo(A)	57,826	9,560,951
Procter & Gamble	31,186	4,956,703
Walmart(A)	176,969	10,372,153
		73,631,043
Energy — 7.9%
Chevron	67,136	10,205,344
ConocoPhillips(A)	89,143	10,032,153
Exxon Mobil(A)	96,970	10,135,304
		30,372,801
Financials — 6.7%
American Express	24,428	5,359,992
Berkshire Hathaway, Cl B*	12,846	5,259,152
Capital One Financial	36,892	5,076,708
Citigroup	88,551	4,913,695
Morgan Stanley	57,178	4,919,595
		25,529,142
Health Care — 15.9%
AbbVie(A)	59,244	10,429,906
CVS Health	67,156	4,994,392
Eli Lilly(A)	22,551	16,996,238
Gilead Sciences(A)	127,031	9,158,935
Johnson & Johnson(A)	31,347	5,058,779
Medtronic PLC	56,353	4,697,586

Description	Shares	Fair Value
Health Care (continued)
Merck(A)	39,280	$4,994,452
UnitedHealth Group	9,789	4,831,850
		61,162,138
Industrials — 8.2%
Caterpillar	16,134	5,388,111
Deere	12,610	4,603,281
Emerson Electric	52,946	5,657,280
General Electric(A)	36,660	5,751,587
Lockheed Martin(A)	11,551	4,946,600
United Parcel Service, Cl B	34,858	5,168,047
		31,514,906
Information Technology — 20.3%
Accenture PLC, Cl A	13,384	5,016,056
Adobe(A) *	15,812	8,859,148
Advanced Micro Devices*	29,119	5,606,281
Apple(A)	53,135	9,604,151
Broadcom	4,137	5,380,127
Cisco Systems	98,927	4,785,099
International Business Machines(A)	26,561	4,914,582
Microsoft	12,294	5,085,290
NVIDIA	15,753	12,462,514
QUALCOMM	35,179	5,550,894
Salesforce*	17,492	5,401,879
Texas Instruments(A)	31,086	5,201,620
		77,867,641
Real Estate — 1.4%
Simon Property Group‡,(A)	35,611	5,275,414

Total Common Stock
(Cost $336,847,562)		384,170,557

EXCHANGE TRADED FUND — 1.4%
SPDR Bloomberg 1-3 Month T-Bill ETF	59,477	5,458,799

Total Exchange Traded Fund (Cost $5,437,937)		5,458,799

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class Class, 5.24%(B)	1,036,591	1,036,591

Total Short-Term Investment (Cost $1,036,591)		1,036,591

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

February 29, 2024 (Unaudited) (Concluded)

Description	Fair Value

Total Investments - 101.8%
(Cost $343,322,090)	$390,665,947

WRITTEN OPTION — -1.7%
Total Written Option
(Premiums Received $6,164,586)	$(6,431,630)

A list of the Exchange Traded Option Contracts held by the Fund at February 29, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.7)%
Call Option
S&P 500 Index	(758)	$386,297,266	$5,120	04/19/24	$(6,431,630)
Total Written Option					$(6,431,630)
(Premiums Received $6,164,586)

Percentages are based on Net Assets of $383,915,140.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been pledged as collateral on written options with a fair value of $70,429,154.
(B)	The rate reported is the 7-day effective yield as of February 29, 2024.

Cl — Class
ETF — Exchange Traded Fund
PLC — Public Limited Company
S&P — Standard & Poor's
SPDR — Standard & Poor's Depository Receipt

MER-QH-001-0800

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 29, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.3%

Communication Services — 4.4%
AT&T	42,561	$720,558
ATN International	15,635	524,398
Electronic Arts	4,861	678,012
Iridium Communications	11,989	347,082
Madison Square Garden Sports*	3,121	587,341
Marcus	36,645	537,582
New York Times, Cl A	14,789	654,857
Scholastic	13,548	534,333
TEGNA	34,825	487,898
T-Mobile US	4,427	722,929
Verizon Communications	18,266	731,005
		6,525,995
Consumer Discretionary — 7.4%
Adtalem Global Education*	13,223	654,539
Grand Canyon Education*	5,209	702,173
McDonald's	2,076	606,773
Monro	16,870	566,326
Murphy USA	1,982	826,514
O'Reilly Automotive*	644	700,298
Perdoceo Education	37,404	666,165
Service International	9,135	668,591
Strategic Education	7,921	877,567
Stride*	15,173	906,586
Sturm Ruger	10,783	467,120
Texas Roadhouse, Cl A	5,460	815,560
Ulta Beauty*	1,359	745,493
Valvoline*	16,262	693,412
Wendy's	27,598	499,800
Yum! Brands	4,435	613,893
		11,010,810
Consumer Staples — 18.9%
Altria Group	13,542	554,003
BellRing Brands*	16,644	947,876
BJ's Wholesale Club Holdings*	8,760	639,830
Calavo Growers	15,889	458,557
Cal-Maine Foods	16,980	976,181
Campbell Soup	13,197	562,720
Casey's General Stores	2,444	744,175
Church & Dwight	6,297	630,456
Clorox	3,633	556,975
Coca-Cola	9,815	589,096
Coca-Cola Consolidated	857	720,565
Colgate-Palmolive	7,813	675,980
Conagra Brands	18,442	517,851
Edgewell Personal Care	15,349	586,178
Flowers Foods	23,891	535,636
Description	Shares	Fair Value
Consumer Staples (continued)
Fresh Del Monte Produce	21,357	$511,073
General Mills	8,097	519,665
Grocery Outlet Holding*	17,904	461,744
Hershey	2,611	490,659
Hormel Foods	14,698	519,133
Ingredion	5,440	639,907
J & J Snack Foods	3,448	500,236
J M Smucker	3,987	479,118
John B Sanfilippo & Son	5,568	569,996
Kellanova	9,649	532,142
Keurig Dr Pepper	17,734	530,424
Kimberly-Clark	4,663	565,016
Kraft Heinz	16,889	595,844
Kroger	12,040	597,304
Lamb Weston Holdings	7,110	726,714
Lancaster Colony	3,082	637,727
McCormick	6,822	469,763
MGP Ingredients	4,945	421,215
Molson Coors Beverage, Cl B	9,123	569,458
Mondelez International, Cl A	8,061	589,017
National Beverage*	11,206	589,884
PepsiCo	3,228	533,718
Philip Morris International	6,193	557,122
Post Holdings*	6,817	710,060
Procter & Gamble	3,837	609,853
Simply Good Foods*	15,553	551,820
SpartanNash	26,648	561,473
Sprouts Farmers Market*	15,676	978,810
Tootsie Roll Industries	17,422	566,563
TreeHouse Foods*	11,452	409,867
Universal	12,138	582,746
USANA Health Sciences*	8,989	433,809
Walmart	11,289	661,648
		28,369,607
Financials — 14.9%
Ambac Financial Group*	42,409	693,811
American Financial Group	5,344	682,268
AMERISAFE	11,059	583,473
Arch Capital Group*	7,767	680,312
Cboe Global Markets	4,093	785,855
Chubb	2,966	746,453
City Holding	6,123	615,239
CME Group, Cl A	2,906	640,337
Employers Holdings	15,243	696,758
Erie Indemnity, Cl A	2,014	819,456
Everest Group	1,677	618,612
EZCORP, Cl A*	64,556	677,192
Federated Hermes, Cl B	18,056	636,113
FirstCash Holdings	5,968	683,336
Globe Life	5,246	665,875

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 29, 2024 (Unaudited) (Continued)

Description	Shares	Fair Value
Financials (continued)
Hanover Insurance Group	5,304	$697,317
Horace Mann Educators	20,682	748,482
Interactive Brokers Group, Cl A	6,672	725,380
Mercury General	19,517	950,283
Northfield Bancorp	50,283	507,858
Old Republic International	21,303	616,935
Progressive	4,709	892,638
Reinsurance Group of America, Cl A	4,246	750,905
RenaissanceRe Holdings	3,086	693,795
RLI	4,383	641,890
Safety Insurance Group	8,215	674,944
Selective Insurance Group	5,768	602,641
Travelers	3,533	780,652
United Fire Group	28,660	667,491
Unum Group	11,841	585,537
WisdomTree	91,810	739,989
WR Berkley	9,626	804,734
		22,306,561
Health Care — 21.4%
AbbVie	4,033	710,010
Acadia Healthcare*	7,772	648,573
Addus HomeCare*	6,351	586,070
Amedisys*	6,486	603,328
Amgen	2,449	670,610
AMN Healthcare Services*	6,627	372,901
Amphastar Pharmaceuticals*	9,487	441,810
Boston Scientific*	11,748	777,835
Bristol-Myers Squibb	9,850	499,888
Cardinal Health	6,530	731,229
Chemed	1,159	725,685
Cigna Group	2,079	698,835
Corcept Therapeutics*	19,104	448,944
CorVel*	2,790	680,760
Cross Country Healthcare*	43,269	790,525
Elevance Health	1,286	644,608
Eli Lilly	1,326	999,379
Encompass Health	8,482	631,061
Enhabit*	43,748	393,732
Ensign Group	6,147	767,883
Exelixis*	29,396	643,772
Gilead Sciences	7,573	546,013
Haemonetics*	6,632	484,003
Halozyme Therapeutics*	14,050	559,331
Harmony Biosciences Holdings*	17,734	569,261
HealthEquity*	8,897	734,981
HealthStream	26,157	713,563
Humana	1,230	430,894
Incyte*	9,364	546,483
Innoviva*	43,909	670,930
Description	Shares	Fair Value
Health Care (continued)
Ironwood Pharmaceuticals, Cl A*	53,535	$504,835
Jazz Pharmaceuticals*	4,579	544,443
Johnson & Johnson	3,525	568,865
LeMaitre Vascular	10,477	733,390
LivaNova*	10,437	572,052
McKesson	1,413	736,752
Merck	5,675	721,576
Molina Healthcare*	1,967	774,821
Neurocrine Biosciences*	5,863	764,535
Option Care Health*	17,850	576,020
Pacira BioSciences*	15,092	448,534
Perrigo PLC	16,338	429,036
Prestige Consumer Healthcare*	8,851	615,853
Quest Diagnostics	4,393	548,642
Regeneron Pharmaceuticals*	777	750,652
Supernus Pharmaceuticals*	18,516	549,925
UFP Technologies*	3,267	680,549
United Therapeutics*	2,521	568,838
UnitedHealth Group	1,185	584,916
Vanda Pharmaceuticals*	101,681	454,514
Varex Imaging*	26,260	451,672
Vertex Pharmaceuticals*	1,750	736,295
		32,039,612
Industrials — 10.2%
Brady, Cl A	11,734	683,858
BWX Technologies	8,068	813,497
CACI International, Cl A*	1,681	630,123
Curtiss-Wright	2,945	695,815
Exponent	6,756	546,493
FTI Consulting*	3,233	668,843
General Dynamics	2,660	726,845
Genpact	16,446	559,164
Huntington Ingalls Industries	2,627	766,087
KBR	9,692	581,811
L3Harris Technologies	3,196	676,465
Leidos Holdings	6,136	784,548
Lockheed Martin	1,337	572,557
MAXIMUS	7,486	626,279
MDU Resources Group	28,360	614,845
National Presto Industries	7,449	576,031
Northrop Grumman	1,359	626,526
Republic Services, Cl A	4,012	736,603
Rollins	14,793	651,928
RTX	7,047	631,904
Science Applications International	4,896	685,244
UniFirst	3,604	608,067
Waste Management	3,714	763,783
		15,227,316

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 29, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value
Information Technology — 4.4%
A10 Networks	37,664	$501,308
Agilysys*	8,062	627,224
Aspen Technology*	3,163	613,274
CommVault Systems*	8,398	803,772
Harmonic*	53,874	707,366
Insight Enterprises*	4,180	785,840
International Business Machines	4,131	764,359
NetScout Systems*	21,288	460,885
PC Connection	11,443	759,586
Progress Software	9,857	525,970
		6,549,584
Materials — 3.0%
AptarGroup	4,939	693,732
Corteva	10,636	569,239
Graphic Packaging Holding	25,761	668,498
Greif, Cl A	7,955	512,779
NewMarket	1,305	837,379
Royal Gold	5,255	539,321
Silgan Holdings	13,564	595,595
		4,416,543
Real Estate — 3.7%
CareTrust‡	29,123	657,015
Community Healthcare Trust‡	16,347	443,658
Easterly Government Properties, Cl A‡	41,264	486,915
Equity LifeStyle Properties‡	8,572	577,067
Four Corners Property Trust‡	23,284	563,007
Getty Realty‡	19,018	501,314
LTC Properties‡	17,670	555,898
NNN REIT‡	14,778	601,317
Omega Healthcare Investors‡	18,832	586,052
Universal Health Realty Income Trust‡	12,544	486,456
		5,458,699
Utilities — 11.0%
ALLETE	10,686	605,254
American States Water	6,929	494,800
Atmos Energy	5,081	573,696
Avista	16,087	534,088
Black Hills	10,474	544,962
California Water Service Group	11,579	531,360
CenterPoint Energy	20,525	564,438
Chesapeake Utilities	5,287	539,433
CMS Energy	10,321	592,116
Consolidated Edison	6,672	581,865
Duke Energy	6,661	611,679
Evergy	10,399	515,166
Hawaiian Electric Industries	16,065	195,672
IDACORP	6,042	532,361
Middlesex Water	7,450	379,131
Description	Shares	Fair Value
Utilities (continued)
National Fuel Gas	11,018	$537,017
New Jersey Resources	13,372	556,409
Northwest Natural Holding	14,417	529,681
Northwestern Energy Group	10,974	525,874
OGE Energy	17,181	565,427
ONE Gas	7,692	458,443
Otter Tail	6,644	601,016
PNM Resources	13,441	490,731
Portland General Electric	12,786	513,614
SJW Group	8,603	473,681
Southern	8,783	590,657
Spire	9,805	581,632
Unitil	11,922	607,545
Vistra	18,638	1,016,517
WEC Energy Group	6,828	535,930
		16,380,195

Total Common Stock
(Cost $140,464,512)		148,284,922

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class Class, 5.24%(A)	435,689	435,689

Total Short-Term Investment (Cost $435,689)		435,689

Total Investments - 99.6%
(Cost $140,900,201)		$148,720,611

Percentages are based on Net Assets of $149,315,858.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of February 29, 2024.

Cl — Class
PLC — Public Limited Company
REIT — Real Estate Investment Trust

MER-QH-001-0800

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

February 29, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Communication Services — 9.6%
Alphabet, Cl A*	40,426	$5,597,384
Comcast, Cl A	61,057	2,616,292
Meta Platforms, Cl A	14,455	7,084,830
Netflix*	5,027	3,030,879
T-Mobile US	17,558	2,867,221
		21,196,606
Consumer Discretionary — 10.9%
Amazon.com*	35,827	6,332,781
Booking Holdings*	801	2,778,533
General Motors	73,403	3,008,055
Home Depot	7,924	3,015,954
Lowe's	12,955	3,117,879
McDonald's	9,571	2,797,412
Tesla*	15,107	3,049,801
		24,100,415
Consumer Staples — 19.1%
Altria Group	136,783	5,595,793
Coca-Cola	93,581	5,616,732
Colgate-Palmolive	66,263	5,733,074
Costco Wholesale	4,050	3,012,755
Kraft Heinz	151,128	5,331,796
Mondelez International, Cl A	37,277	2,723,830
PepsiCo	33,236	5,495,240
Procter & Gamble	17,924	2,848,841
Walmart	101,715	5,961,516
		42,319,577
Energy — 7.9%
Chevron	38,587	5,865,610
ConocoPhillips	51,235	5,765,987
Exxon Mobil	55,733	5,825,213
		17,456,810
Financials — 6.6%
American Express	14,039	3,080,436
Berkshire Hathaway, Cl B*	7,382	3,022,191
Capital One Financial	21,203	2,917,745
Citigroup	50,895	2,824,164
Morgan Stanley	32,863	2,827,533
		14,672,069
Health Care — 15.9%
AbbVie	34,051	5,994,679
CVS Health	38,598	2,870,533
Eli Lilly	12,960	9,767,693
Gilead Sciences	73,011	5,264,093
Johnson & Johnson	18,017	2,907,583
Medtronic PLC	32,389	2,699,947
Description	Shares	Fair Value
Health Care (continued)
Merck	22,576	$2,870,538
UnitedHealth Group	5,626	2,776,994
		35,152,060
Industrials — 8.2%
Caterpillar	9,273	3,096,811
Deere	7,247	2,645,517
Emerson Electric	30,430	3,251,446
General Electric	21,071	3,305,829
Lockheed Martin	6,638	2,842,657
United Parcel Service, Cl B	20,035	2,970,389
		18,112,649
Information Technology — 20.1%
Accenture PLC, Cl A	7,692	2,882,808
Adobe*	9,088	5,091,825
Advanced Micro Devices*	16,736	3,222,182
Apple	30,539	5,519,924
Broadcom	2,377	3,091,265
Cisco Systems	56,859	2,750,270
International Business Machines	15,266	2,824,668
Microsoft	7,066	2,922,780
NVIDIA	9,054	7,162,800
QUALCOMM	20,219	3,190,356
Salesforce*	10,053	3,104,567
Texas Instruments	17,866	2,989,518
		44,752,963
Real Estate — 1.4%
Simon Property Group‡	20,467	3,031,981

Total Common Stock
(Cost $193,910,651)		220,795,130

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Institutional Class Class, 5.24%(A)	503,041	503,041

Total Short-Term Investment (Cost $503,041)		503,041

Total Investments - 99.9%
(Cost $194,413,692)		$221,298,171

Percentages are based on Net Assets of $221,523,226

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of February 29, 2024.

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

February 29, 2024 (Unaudited) (Concluded)

Cl — Class
PLC — Public Limited Company

MER-QH-001-0800

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

February 29, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Communication Services — 3.7%
ATN International	20,918	$701,590
Madison Square Garden Sports*	6,793	1,278,374
Scholastic	18,002	709,999
		2,689,963
Consumer Discretionary — 16.1%
Buckle	21,948	898,551
Century Communities	10,587	913,552
Ethan Allen Interiors	22,122	739,538
M*	8,307	1,054,907
MDC Holdings	15,869	994,987
Meritage Homes	5,450	859,247
Movado Group	28,610	821,393
Patrick Industries	9,302	1,115,682
Perdoceo Education	56,542	1,007,013
Strategic Education	10,454	1,158,199
Stride*	20,141	1,203,424
Tri Pointe Homes*	25,716	909,832
		11,676,325
Consumer Staples — 12.5%
Andersons	14,953	826,602
Cal-Maine Foods	22,817	1,311,748
Edgewell Personal Care	19,078	728,589
Fresh Del Monte Produce	28,464	681,144
J & J Snack Foods	4,502	653,150
John B Sanfilippo & Son	7,288	746,073
Medifast	13,575	544,222
National Beverage*	14,628	770,018
SpartanNash	35,489	747,753
Tootsie Roll Industries	22,946	746,208
TreeHouse Foods*	15,168	542,863
Universal	15,881	762,447
		9,060,817
Energy — 12.7%
California Resources	15,112	788,393
Civitas Resources	10,885	747,582
Comstock Resources	65,248	557,870
CONSOL Energy	9,786	839,835
CVR Energy	21,475	712,541
Dorian LPG	28,199	1,019,393
FutureFuel	81,510	483,354
Par Pacific Holdings*	24,615	889,094
RPC	94,511	698,436
SM Energy	21,130	924,860
US Silica Holdings*	61,869	711,494
World Kinect	35,827	872,746
		9,245,598
Description	Shares	Fair Value
Financials — 12.2%
Ambac Financial Group*	56,379	$922,360
AMERISAFE	14,704	775,783
Bread Financial Holdings	20,891	799,707
Employers Holdings	20,178	922,336
Enova International*	14,587	922,628
Genworth Financial, Cl A*	131,587	809,260
Horace Mann Educators	27,703	1,002,572
Mr Cooper Group*	13,272	946,028
Radian Group	28,683	835,823
Safety Insurance Group	10,905	895,955
		8,832,452
Health Care — 16.4%
Addus HomeCare*	8,320	767,770
Amphastar Pharmaceuticals*	12,494	581,846
Corcept Therapeutics*	25,230	592,905
Cross Country Healthcare*	35,827	654,559
Dynavax Technologies*	58,865	745,820
Enhabit*	58,299	524,691
Harmony Biosciences Holdings*	24,207	777,045
HealthStream	34,135	931,203
Innoviva*	120,150	1,835,891
Ironwood Pharmaceuticals, Cl A*	143,831	1,356,325
LeMaitre Vascular	13,774	964,180
Prestige Consumer Healthcare*	11,850	824,522
Supernus Pharmaceuticals*	24,745	734,927
Vanda Pharmaceuticals*	139,755	624,705
		11,916,389
Industrials — 9.0%
Boise Cascade	7,166	973,931
Encore Wire	4,774	1,150,534
Matson	8,208	911,498
Mueller Industries	20,065	1,030,940
Resources Connection	48,836	675,402
Titan International*	68,538	874,545
Wabash National	32,992	900,022
		6,516,872
Information Technology — 2.6%
Agilysys*	10,775	838,295
Insight Enterprises*	5,662	1,064,456
		1,902,751
Materials — 3.8%
AdvanSix	20,013	559,964
Olympic Steel	15,545	1,057,371
Warrior Met Coal	20,617	1,174,550
		2,791,885
Real Estate — 5.0%
CareTrust‡	38,094	859,401
Community Healthcare Trust‡	21,870	593,552

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

February 29, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value
Real Estate (continued)
Four Corners Property Trust‡	30,996	$749,483
Getty Realty‡	25,245	665,458
LTC Properties‡	23,402	736,227
		3,604,121
Utilities — 5.7%
American States Water	9,171	654,901
Avista	20,879	693,183
Chesapeake Utilities	6,854	699,314
Northwest Natural Holding	18,553	681,637
SJW Group	11,451	630,492
Unitil	15,896	810,060
		4,169,587

Total Common Stock
(Cost $68,265,103)		72,406,760

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class Class, 5.24%(A)	225,153	225,153

Total Short-Term Investment (Cost $225,153)		225,153

Total Investments - 100.0%
(Cost $68,490,256)		$72,631,913

Percentages are based on Net Assets of $72,636,380

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of February 29, 2024.

Cl — Class

MER-QH-001-0800

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

February 29, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 100.0%

Communication Services — 4.5%
Alphabet, Cl A*	11,232	$1,555,183
Cargurus, Cl A*	1,764	39,055
Yelp, Cl A*	826	31,751
		1,625,989
Consumer Discretionary — 5.7%
Cavco Industries*	109	40,610
Deckers Outdoor*	334	299,127
Grand Canyon Education*	391	52,707
Home Depot	90	34,255
Lululemon Athletica*	1,604	749,212
Murphy USA	267	111,342
NVR*	41	312,649
Skyline Champion*	698	58,485
Ulta Beauty*	668	366,438
XPEL*	273	14,354
		2,039,179
Consumer Staples — 4.1%
Cal-Maine Foods	623	35,816
Celsius Holdings*	2,198	179,401
Coca-Cola Consolidated	62	52,130
Kimberly-Clark	4,599	557,261
Lancaster Colony	263	54,420
Monster Beverage*	10,034	593,009
National Beverage*	313	16,476
		1,488,513
Energy — 1.8%
Cheniere Energy	3,121	484,379
Crescent Energy, Cl A	1,665	18,615
Par Pacific Holdings*	737	26,620
Texas Pacific Land	68	107,129
		636,743
Financials — 11.6%
Apollo Global Management	4,925	550,615
Kinsale Capital Group	293	151,241
Mastercard, Cl A	3,406	1,617,033
PJT Partners	504	53,122
StoneCo, Cl A*	3,807	65,518
Visa, Cl A	6,116	1,728,626
		4,166,155
Health Care — 23.0%
Axonics*	686	46,607
Catalyst Pharmaceuticals*	1,301	20,855
Cencora, Cl A	2,336	550,362
Chemed	204	127,731
Corcept Therapeutics*	944	22,184
Description	Shares	Fair Value
Health Care (continued)
CorVel*	124	$30,256
Dynavax Technologies*	1,560	19,765
Edwards Lifesciences*	8,204	696,273
Humana	1,618	566,817
IDEXX Laboratories*	1,135	652,886
Incyte*	2,538	148,118
Inmode*	935	20,570
Inspire Medical Systems*	409	73,227
Intuitive Surgical*	3,869	1,491,887
Ironwood Pharmaceuticals, Cl A*	1,798	16,955
Karuna Therapeutics*	470	147,566
Lantheus Holdings*	1,023	66,884
Neurocrine Biosciences*	1,341	174,866
Regeneron Pharmaceuticals*	1,365	1,318,713
Shockwave Medical*	501	130,696
Veeva Systems, Cl A*	2,176	490,710
Vertex Pharmaceuticals*	3,464	1,457,443
		8,271,371
Industrials — 11.4%
Atkore	549	93,001
Cintas	1,166	732,960
Copart*	11,572	615,052
Expeditors International of Washington	2,047	244,821
Exponent	685	55,410
Fastenal	7,800	569,478
Graco	2,248	205,152
Landstar System	486	92,437
Mueller Industries	1,500	77,070
Old Dominion Freight Line	1,337	591,596
Rollins	3,561	156,933
UFP Industries	796	91,245
WW Grainger	603	586,996
		4,112,151
Information Technology — 37.7%
Accenture PLC, Cl A	4,209	1,577,449
Adobe*	2,510	1,406,303
Allegro MicroSystems*	998	31,427
Apple	8,259	1,492,814
Arista Networks*	3,207	890,071
Autodesk*	2,927	755,664
Axcelis Technologies*	453	51,040
Badger Meter	389	61,730
Cadence Design Systems*	3,583	1,090,594
CommVault Systems*	575	55,033
Fortinet*	11,355	784,744
KLA	1,824	1,244,514
Lattice Semiconductor*	1,802	138,051
Manhattan Associates*	818	207,224

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

February 29, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value
Information Technology (continued)
Monolithic Power Systems	600	$432,024
PDF Solutions*	447	15,194
Power Integrations	797	56,954
Pure Storage, Cl A*	3,866	203,545
Qualys*	454	78,024
Rambus*	1,459	86,431
ServiceNow*	2,205	1,700,805
SPS Commerce*	489	90,543
Synopsys*	2,032	1,165,819
		13,615,997
Materials — 0.2%
Alpha Metallurgical Resources	163	61,492

Real Estate — 0.0%
eXp World Holdings	1,027	13,454

Total Common Stock
(Cost $28,590,672)		36,031,044

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class Class, 5.24%(A)	25,852	25,852

Total Short-Term Investment (Cost $25,852)		25,852

Total Investments - 100.1%
(Cost $28,616,524)		$36,056,896

Percentages are based on Net Assets of $36,032,646.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of February 29, 2024.

Cl — Class
PLC — Public Limited Company

MER-QH-001-0800